Advances to Suppliers, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

Note 4 - ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	June 30,	December 31,
	2024	2023
Advances to suppliers	78,772,548	76,463,466
Provision for impairment	(34,796,757)	(20,048,713)
Advances to suppliers, net	$43,975,791	$56,414,753

For the six months ended June 30, 2024 and December 31,2023, the Company recorded provision of $34,796,757 and $20,048,713 from continuing operations and $8,306,942 and $8,556,789 from discontinued operations, respectively.

Note 4 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	December 31,	December 31,
	2023	2022
Advances to suppliers	99,908,946	13,139,128
Provision for impairment	(28,605,502)	-
	$71,303,444	$13,139,128

For the year ended December 31, 2023, 2022 and 2021, the Company recorded provision of $28,605,502, nil and nil for the advances to suppliers.